Goodwill (Details) (USD $) In Thousands, unless otherwise specified	Mar. 24, 2012	Sep. 24, 2011	Sep. 25, 2010
Goodwill and Other Intangible Assets [Abstract]
Projection period for discounted cash flow analyses to estimate reporting unit fair value (in years)	10Y
Goodwill [Line Items]
Goodwill	$ 277,651	$ 277,651	$ 277,244
Propane [Member]
Goodwill [Line Items]
Goodwill	265,313	265,313	264,906
Fuel Oil and Refined Fuels [Member]
Goodwill [Line Items]
Goodwill	4,438	4,438	4,438
Natural Gas and Electricity [Member]
Goodwill [Line Items]
Goodwill	$ 7,900	$ 7,900	$ 7,900